Operations and current developments (Tables)	12 Months Ended
Dec. 31, 2017
Operations and current developments
Summary of accounting effects related to the sale of Losango project assets

Proceeds from sale (*)	678,999
(-) Costs of investments derecognized, classified as “Assets held for sale”	(598,257)
(-) Expenses on sales (obtainment of licenses, register of the estates and others)	(19,094)

(=) Gain on sale before income tax and social contribution	61,648

(-) Income tax and social contribution expense - 34%	(20,960)

(=)Gain on sale, net of income tax and social contribution	40,688

(*)The amount was received as follows: payments in advance of R$ 470,000 and R$ 7,000 in December 2012 and November 2014, respectively and, the transfer of R$ 201,999 in March 2017, as abovementioned.

Summary of Merger of its subsidiary

We present below a summary of the main account groups of balance sheets of Fibria-MS as of December 31, 2017.

Assets

Current
Cash and cash equivalents	108,549
Marketable securities	230,890
Derivative financial instruments	1,118
Trade accounts receivable, net	925,481
Inventory	635,679
Recoverable taxes	95,858
Other assets	98,994

2,096,569

Non-current
Derivative financial instruments	27,305
Recoverable taxes	236,636
Advances to suppliers	204,371
Other assets	20,435

Biological assets	1,851,055
Property, plant and equipment	8,686,398
Intangible assets	15,741

11,041,941

Total assets	13,138,510

Liabilities and shareholders’ equity

Current
Loans and financing	207,818
Trade payables	1,015,698
Payroll, profit sharing and related charges	54,620
Taxes payable	103,670
Related parties	499,702
Other payables	44,216

1,925,724

Non-current
Loans and financing	3,737,479
Deferred taxes	378,936
Provision for legal proceeds, net	45,286
Other payables	123,961

4,285,662

Total liabilities	6,211,386

Shareholders’ equity	6,927,124

Total liabilities and shareholders’ equity	13,138,510